DEBT - Secured Promissory Notes (Details)					1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 27, 2024 USD ($)	Nov. 13, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 19, 2024	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) agreement $ / shares shares	May 31, 2025 shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($) Lender $ / shares	Dec. 31, 2024 USD ($) item	Oct. 16, 2024
DEBT
Maturity Date (from issuance date)				1 year
Debt instrument convertible conversion price | $ / shares										$ 1
Maximum percentage of ownership by an individual lender							19.99%
Extinguishment of accounts payable and accrued expenses	$ 258,000	$ 170,000	$ 539,000
Gross proceeds										$ 8,762,250	$ 4,940,000
Minimum
DEBT
Maturity Date (from issuance date)									6 months
Maximum
DEBT
Maturity Date (from issuance date)									1 year
Non-related party
DEBT
Total									$ 11,178,691	$ 7,696,341
Secured Promissory Notes
DEBT
Number of conversion agreements | agreement							4
Debt instrument convertible conversion price | $ / shares							$ 64
Maximum percentage of ownership by an individual lender							19.99%			5.00%
Extinguishment of debt							$ 6,834,020			$ 3,700,000
Extinguishment of accounts payable and accrued expenses							$ 1,064,080
Conversion of debt to shares | shares							123,408
Number of lenders exceeding the threshold percentage to be considered as related party | Lender										2
Number of debt instruments | item											4
Debt default, amount										$ 550,000	$ 250,000
Gross proceeds					$ 735,000	$ 735,000
Total										$ 550,000	$ 4,250,000
Secured Promissory Notes | Minimum
DEBT
Maturity Date (from issuance date)										2 months
Interest rate (in percentage)										20.00%
Secured Promissory Notes | Maximum
DEBT
Maturity Date (from issuance date)										36 months
Interest rate (in percentage)										24.00%
Secured Promissory Notes | Non-related party
DEBT
Total									550,000	$ 550,000
Promissory Note
DEBT
Interest rate (in percentage)												18.00%
Conversion of debt to shares | shares								116,402
Gross proceeds					$ 735,000	$ 735,000
Promissory Note | Non-related party
DEBT
Total									$ 394,985	$ 144,985